Vessels and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property, plant and equipment [abstract]
Summary of carrying cost and accumulated depreciation of vessels and equipment	Vessels and equipment are depreciated for each component of the asset classes as follows:

Component	Estimated Useful Life
Dry docks and Overhauls	2.5 - 5 years
Capital Modifications (1)	3 - 20 years
Vessels and Equipment (2)	9 - 35 years

(1)Includes field and contract specific equipment for the Partnership's FPSO units and FSO units, capital upgrades for the Partnership's shuttle tankers and mid-life refurbishments for the Partnership's UMS.
(2)Certain of the Partnership's FPSO units and FSO units have undergone conversions or capital upgrades prior to commencing operations under their current contracts. The estimated useful lives of such vessels is generally substantially lower than that of a comparable newbuilding vessel. For a newbuilding vessel, the Partnership uses an estimated useful life of 20 to 25 years for its FPSO units, 20 years for its shuttle tankers, 35 years for its UMS and 25 years for its towage and offshore installation (or Towage) vessels. The estimated useful life of the Partnership's FSO units are generally the contract term for the unit, inclusive of extension options.

	December 31, 2020	December 31, 2019
	$	$
Gross carrying amount:
Opening balance at beginning of year	3,531,827	3,548,501
Additions(1)	41,346	32,895
Dispositions(2)	(29,242)	(13,869)
Transferred from advances on newbuilding contracts	543,131	—
Vessels and equipment reclassified as held for sale(3)	(61,564)	(35,700)
Closing balance at end of year	4,025,498	3,531,827
Accumulated Depreciation and Impairment:
Opening balance at beginning of year	(506,111)	—
Depreciation and amortization(4)	(295,610)	(339,981)
Impairment expense, net(5)	(245,396)	(179,759)
Dispositions(2)	15,050	1,244
Vessels and equipment reclassified as held for sale(3)	35,984	12,385
Closing balance at end of year	(996,083)	(506,111)
Net book value	3,029,415	3,025,716
(1)Additions by segment for the year ended December 31, 2020 is as follows: FPSO $10.3 million, Shuttle Tanker $23.4 million, UMS $0.2 million and Towage $7.4 million (December 31, 2019 - FPSO $8.2 million, Shuttle Tanker $15.3 million, FSO $6.6 million, UMS $0.9 million and Towage $1.9 million). Additions include drydocks and overhauls, which are only included in the Partnership's Shuttle Tanker and Towage segments, and capital modifications.
(2)Includes the sale of vessels and the disposal upon the replacement of certain components of vessels and equipment.
(3)See Note 7 for additional information.
(4)Excludes depreciation and amortization on the Partnership's right-of-use assets. See Note 10 for additional details.(5)See below for additional information. Excludes impairment expense on vessels and equipment classified as held for sale during the year ended December 31, 2020 and 2019.
Summary of impairment expense, net, vessels and equipment	The following tables contais a summary of Partnership’s impairment expense, net for the years ended December 31, 2020 and 2019, by vessel and by segment:

Period	Vessel	Segment	Event	Fair Value Hierarchical Level	Valuation Techniques and Key Inputs	Impairment Expense $
Q4 2020	Randgrid	FSO	Change in expected earnings of the vessel	Level 3	Discounted cash flow valuation	45,444
Q4 2020	Petrojarl Varg	FPSO	Expected sale of the vessel	Level 2	Fair value less cost to sell using an appraised valuation	30,506
Q4 2020(1)	Navion Oslo	Shuttle Tanker	Expected sale of the vessel	Level 2	Fair value less cost to sell using an appraised valuation	7,665
Q3 2020(2)	Apollo Spirit	FSO	Expected sale of the vessel	Level 2	Fair value less cost to sell using an appraised valuation	1,620
Q3 2020(1)	Navion Anglia	Shuttle Tanker	Expected sale of the vessel	Level 2	Fair value less cost to sell using an appraised valuation	3,100
Q2 2020(1)	Dampier Spirit	FSO	Expected sale of the vessel	Level 2	Fair value less cost to sell using an appraised valuation	6,685
Q2 2020(2)	Navion Bergen	Shuttle Tanker	Expected sale of the vessel	Level 2	Fair value less cost to sell using an appraised valuation	1,715
Q1 2020	ALP Forward	Towage	Change in the expected earnings of the vessels	Level 3	Discounted cash flow valuation	8,361
Q1 2020	ALP Winger	Towage				12,479
Q1 2020	ALP Ippon	Towage				1,360
Q1 2020	ALP Ace	Towage				731
Q1 2020	Petrojarl I	FPSO	Change in the expected earnings of the vessel	Level 3	Discounted cash flow valuation	42,367
Q1 2020	Petrojarl Varg	FPSO	Change in future redeployment assumptions	Level 3	Discounted cash flow valuation	27,202
Q1 2020	Petrojarl Knarr	FPSO	Change in expected earnings of the vessel	Level 3	Discounted cash flow valuation	56,599
Q1 2020	Navion Stavanger	Shuttle Tanker	Change in expected earnings of the vessel	Level 3	Discounted cash flow valuation	3,606
Q1 2020	Navion Gothenburg	Shuttle Tanker	Change in future redeployment assumptions	Level 3	Discounted cash flow valuation	16,772
Q1 2020(2)	Navion Bergen	Shuttle Tanker	Expected sale of the vessel	Level 2	Fair value less cost to sell using an appraised valuation	2,400
Impairment expense, net for the year ended December 31, 2020						268,612

Q4 2019	Arendal Spirit	UMS	Change in future redeployment assumptions	Level 3	Discounted cash flow valuation	24,220
Q4 2019	Voyageur Spirit	FPSO	Change in future redeployment assumptions	Level 3	Discounted cash flow valuation	97,752
Q4 2019(2)(3)	Petrojarl Cidade de Rio das Ostras	FPSO	Expected sale of the vessel	Level 2	Fair value less cost to sell using an appraised valuation	4,382
Q3 2019(2)(3)	Stena Sirita	Shuttle Tanker	Expected sale of the vessel	Level 2	Fair value less cost to sell using an appraised valuation	1,506
Q2 2019	Arendal Spirit	UMS	Change in future redeployment assumptions	Level 3	Discounted cash flow valuation	11,487
Q2 2019	Petrojarl Varg	FPSO	Change in future redeployment assumptions	Level 3	Discounted cash flow valuation	33,991
Q2 2019	Navion Gothenburg	Shuttle Tanker	Significant repairs required to continue operations	Level 3	Discounted cash flow valuation	12,304
Q2 2019(2)(3)	Petrojarl Cidade de Rio das Ostras	FPSO	Expected sale of the vessel	Level 2	Fair value less cost to sell using an appraised valuation	506
Q2 2019(2)(3)	Navion Hispania	Shuttle Tanker	Expected sale of the vessel	Level 2	Fair value less cost to sell using an appraised valuation	1,532
Impairment expense, net for the year ended December 31, 2019						187,680
(1)Vessels and equipment were classified as held for sale as at December 31, 2020.
(2)Vessels and equipment were sold during the year ended December 31, 2020.
(3)Vessels and equipment were classified as held for sale as at December 31, 2019.

	December 31, 2020	December 31, 2019
	$	$
Opening balance at beginning of year	297,100	113,796
Additions	368,588	169,704
Capitalized borrowing costs	4,778	13,600
Transferred to vessels and equipment	(543,131)	—
Closing balance at end of year	127,335	297,100

Disclosure of significant unobservable inputs used in fair value measurement of assets
The following table summarizes the valuation techniques and key inputs used in the fair value measurement of Level 2 financial instruments:

Type of Asset / Liability	Carrying value			Valuation Techniques and Key Inputs
	December 31, 2020	December 31, 2019	January 1, 2019
	$	$	$
Derivative instruments	(197,100)	(161,055)	(114,541)	The fair value of derivative instruments incorporates observable forward exchange rates and forward interest rates from observable yield curves, respectively, at the end of the reporting period, and the current credit worthiness of both the Partnership and the derivative counterparties. The estimated amount is the present value of future cash flows.

The fair value of Level 3 financial assets and liabilities is determined using valuation models which require the use of unobservable inputs, including assumptions concerning the amount and timing of estimated future cash flows and discount rates. In determining those unobservable inputs, the Partnership uses observable external market inputs such as price volatilities, as applicable, to develop assumptions regarding those unobservable inputs.
The following table summarizes the valuation techniques and significant unobservable inputs used in the fair value measurement of Level 3 financial instruments:

Type of Asset / Liability	Carrying value			Valuation techniques	Significant unobservable inputs	Relationship of unobservable inputs to fair value
	December 31, 2020	December 31, 2019	January 1, 2019
	$	$	$
Warrants(1)	—	—	(50,513)	Black-Scholes model	Volatility	Increases (decreases) in volatility increase (decrease) fair value
(1)Included in derivative instruments. See Note 19 for additional information.
The following table summarizes the significant unobservable inputs used in the Level 3 fair value measurements for the discounted cash flow valuations used for the Partnership's vessels and equipment:

Period	Vessel	Segment	Period of Projected Cash Flows (years)	Growth Rate(1) (%)	Discount Rate (%)
Q4 2020	Randgrid	FSO	2.8 - 11.8	2.00 - 3.50	8.86
Q1 2020	ALP Forward	Towage	13.0	3.00	10.50
Q1 2020	ALP Winger	Towage	12.5	3.00	10.50
Q1 2020	ALP Ippon	Towage	12.0	3.00	10.50
Q1 2020	ALP Ace	Towage	11.3	3.00	10.50
Q1 2020	Petrojarl I	FPSO	3.1 - 5.1	3.00	10.13
Q1 2020	Petrojarl Varg	FPSO	1.3 - 9.8	1.00 - 2.50	10.13
Q1 2020	Petrojarl Knarr	FPSO	12.4 - 15.4	3.00	10.13
Q1 2020	Navion Stavanger	Shuttle Tanker	3.3	2.60 - 3.50	8.25
Q1 2020	Navion Gothenburg	Shuttle Tanker	5.9	2.50	8.25
Q4 2019	Arendal Spirit	UMS	1.2 - 25.1	1.60 - 2.50	9.60
Q4 2019	Voyageur Spirit	FPSO	15.8 - 19.8	3.00	9.60
Q2 2019	Arendal Spirit	UMS	25.6	1.60 - 2.50	11.00
Q2 2019	Petrojarl Varg	FPSO	13.0	1.00 - 2.50	10.00
Q2 2019	Navion Gothenburg	Shuttle Tanker	6.5 - 6.7	2.00	8.00
(1)The growth rates indicated in the table above are the implicit rates used in the discounted cash flow valuations, however, cash flows have been adjusted for contractual revenues and expected offhire due to repairs and maintenance or drydocking.